Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2017
Accounting Policies [Abstract]
Property, Plant and Equipment Estimated Useful Lives

Depreciation of property, plant and equipment is computed using the straight-line method over the following estimated useful lives:

Years
Buildings	10 to 40
Buildings Improvements	3 to 25
Leasehold Improvements	5 to 40
Machinery and Equipment	1 to 30

Basic and Dilutive Common Shares Outstanding Used in Determining Net Income Per Share

Basic and dilutive common shares outstanding used in determining net income per share are as follows:

	Years Ended 31 March
(Millions of shares)	2017	2016	2015

Basic common shares outstanding	442.7	445.3	445.0
Dilutive effect of stock awards	1.2	1.9	1.4

Diluted common shares outstanding	443.9	447.2	446.4

(US dollars)	2017	2016	2015
Net income per share - basic	0.62	0.55	0.65
Net income per share - diluted	0.62	0.55	0.65